As filed with the Securities and Exchange Commission on December 6, 2022

Registration No.	333-08543

811-07717

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-3

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 41

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF

1940

Amendment No. 42

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Insurance Company)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number: (914) 627-3600

Brian Stallworth, Esquire

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel

440 Mamaroneck Avenue

Harrison, NY 10528

Brian Stallworth, Esquire

Transamerica Retirement Solutions

1801 California St., Suite 5200

Denver, CO 80202

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

          immediately upon filing pursuant to paragraph (b)

    X     on (December 8, 2022) pursuant to paragraph (b)

          60 days after pursuant to paragraph (a)

          on (date) pursuant to paragraph (a)

          75 days after filing pursuant to paragraph (a)(2) on (date)

          on (date) pursuant to paragraph (a)(2) of rule 485 under the Securities Act.

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant is filing this post-effective amendment (the “Amendment”) for the purpose of adding a supplement to the prospectus dated May 1, 2022 for the Transamerica Asset Allocation Variable Funds contract included in the Registration Statement. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. Parts A and B filed in Post-Effective Amendment No. 39 to the Registration Statement (File No. 333-08543) and Amendment No. 40 to the Registration Statement (File No. 811-07717) are hereby incorporated by reference to the extent required by applicable law.

TRANSAMERICA VARIABLE FUNDS

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

GROUP VARIABLE ANNUITY CONTRACTS

Sections 401(a), 401(k), 403(b), 408(IRA), 457 and NQDC

Issued By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY (“TFLIC”)

Supplement dated December 8, 2022

to the

Prospectus dated May 1, 2022

Horizon Subaccounts. On June 28, 2022, the Managing Board of the Transamerica Asset Allocation Variable Funds considered and approved the liquidation and dissolution (“Liquidation”) of the Short Horizon Subaccount, the Intermediate Horizon Subaccount and the Intermediate/Long Horizon Subaccounts (each a “Horizon Subaccount” and collectively, the “Horizon Subaccounts”). Contract owners holding units in the Horizon Subaccounts were advised of their options with respect their interest in the Horizon Subaccounts through a series of notices sent before and after the Liquidation. The Horizon Subaccounts were liquidated on October 28, 2022 and are no longer available investment options under the Contract.

Transamerica Intermediate Bond Subaccount. On November 1, 2022, the Transamerica Intermediate Bond Fund changed its name to the Transamerica Core Bond Fund. The name of the Subaccount has changed to the Transamerica Core Bond Subaccount.

Addition of New Subaccount. On December 8, 2022, the Transamerica Short Term Bond Subaccount was made available as a new subaccount under the Contract. The Transamerica Short Term Bond Subaccount invests in the Transamerica Short Term Bond Fund Class I3 shares (“STB Fund”). The STB Fund is advised by Transamerica Asset Management, Inc. and is subadvised by Aegon Asset Management LLC. The STB Fund’s principal investment objective is to seek to provide a high risk-adjusted return while focusing on preservation of capital.

Merger of Underlying Funds. On November 11, 2022, the shareholders of the Transamerica High Quality Bond Fund (“HQB Fund”) approved the merger of the HQB Fund with an into the STB Fund (“Merger”). Contract owners holding units in the Transamerica High Quality Bond Subaccount (“Existing Subaccount”) as of the record date (August 19, 2022) received proxy materials regarding the Merger and were entitled to provide voting instructions to TFLIC whether to approve or reject the Merger. The closing date of the Merger is expected to occur on or about December 9, 2022 (“Closing Date”). On the Closing Date, Contract owners holding units of the Existing Subaccount will receive units of the Transamerica Short Term Bond Subaccount (“New Subaccount”) having the same aggregate value as their units in the Existing Subaccount on such date. After the Closing Date, Contract owners with standing instructions to allocate contributions into the Existing Subaccount will be directed to the New Subaccount. Contract owners receiving units in the New Subaccount may transfer those units to other investment options under the Contract at any time without penalty.

Updated Appendix. Effective December 8, 2022, based on changes to the underlying portfolios described above, the Appendix-Portfolio Company/Investment Options Available Under Your Contract will be revised as indicated below.

Appendix- Portfolio Companies/Investment Options Available Under The Contract

The following is a list of current Portfolio Companies/Investment Options available under the Contract which are subject to change as discussed in this prospectus. Depending on the separate account of your Contract, you may not be able to invest in certain Portfolio Companies/Investment Options. Not all investment options listed in this prospectus may be available to you. Please refer to your employer’s plan documents for a list of Portfolio Companies/Investment Options that are available in your Plan.

More information about the Portfolio Companies/Investment Option is available in the prospectuses for the Portfolio Companies/Investment Options, which may be amended from time to time and can be found online at www.trsretire.com. You can also request this information at no cost by calling our Administrative Office at 1-(800) 755-5801.

The current expenses and performance below reflects fee and expenses of the Portfolio Companies/Investment Options, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Companies/Investment Option’s past performance is not necessarily an indication of future performance.

Type/ Investment Objective	Portfolio Company/ Investment Option and Adviser/Subadviser(14)	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Years	10 Years
Transamerica Variable Funds
Money Market	Transamerica Government Money Market[1] Sub-Adviser: BlackRock Investment Management, LLC	0.06%	0.03%	0.29%	0.14%
Bond	Transamerica Short Term Bond[2,13] Sub-Adviser: Aegon USA Investment Management, LLC	0.41%	N/A	N/A	N/A
	High Yield Bond[5] Sub-Adviser: Aegon USA Investment Management, LLC	0.60%	5.03%	4.60%	5.29%
	Transamerica Inflation-Protected Securities[3] Sub-Adviser: PineBridge Investments LLC	0.49%	3.62%	3.61%	1.55%
	Transamerica Core Bond, 12 Sub-Adviser: Aegon USA Investment Management, LLC	0.41%	-2.02%	2.67%	2.50%
Allocation	Transamerica Balanced II6 Sub-Adviser: Aegon USA Investment Management, LLC	0.58%	15.78%	11.52%	10.24%
U.S. Equity	Transamerica Large Value Opportunities[7] Sub-Adviser: PineBridge Investments LLC	0.49%	27.46%	9.54%	11.23%
	Transamerica Large Core[8] Sub-Adviser: PineBridge Investments LLC	0.51%	28.33%	15.78%	14.64%
	Transamerica Large Growth[9] Sub-Adviser: Morgan Stanley Investment Management Inc.	0.69%	8.77%	26.33%	19.19%
	Transamerica Small Cap Growth[10] Sub-Adviser: Ranger Investment Management, L.P	0.99%	16.55%	N/A	N/A
	Transamerica Small Cap Value [10] Sub-Adviser: Peregrine Capital Management, LLC	0.83%	26.61%	N/A	N/A
International Equity	Transamerica International Equity[11] Sub-Adviser: Thompson, Siegel & Walmsley LLC	0.75%	12.04%	7.49%	5.27%
Multi-asset	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.63%	13.87%	11.31%	9.32%

Government Money Market: The 7-Day Yield was 0.00% as of December 31, 2021. The 7-Day Effective Yield was 0.00% as of December 31, 2021

(1) Total returns calculated for any period for the Government Money Market Subaccount reflect the performance of the Transamerica Partners Government Money Market Portfolio prior to October 13, 2017 and the performance of the Transamerica Government Money Market Fund thereafter.

(2) Transamerica Short Term Bond was added effective 12/9/2022 and as of December 31, 2021 does not have any annualized total returns.

(3) Total returns calculated for any period for the Inflation-Protected Subaccount reflect the performance of the Transamerica Partners Inflation-Protected Portfolio prior to April 21, 2017 and the performance of the Transamerica Inflation-Protected Fund thereafter.

(4) Total returns calculated for any period for the Intermediate Bond Subaccount reflect the performance of the Transamerica Partners Core Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter.

(5) Total returns calculated for any period for the High Yield Bond Subaccount reflect the performance of the Transamerica Partners High Yield Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.

(6) Total returns calculated for any period for the Balanced II Subaccount reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.

(7) Total returns calculated for any period for the Large Value Opportunities Subaccount reflect the performance of the Transamerica Partners Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.

(8) Total returns calculated for any period for the Large Core Subaccount reflect the performance of the Transamerica Partners Large Core Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Core Fund thereafter.

(9) Total returns calculated for any period for the Large Growth Subaccount reflect the performance of the Transamerica Partners Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.

(10) Small Cap Growth and Small Cap Value were added effective 7/31/2020 and as of December 31, 2020 do not have any annualized total returns.

(11) Total returns calculated for any period for the International Equity Subaccount reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.

(12) Effective on November 1, 2022, Transamerica Intermediate Bond was renamed Transamerica Core Bond.
(13) Effective on about December 9, 2022, Transamerica High Quality Bond Fund merged into Transamerica Short-Term Bond.
(14) Some Portfolio Companies/Investment Options may not be available in all plans. Please contact your plan administrator for the available options.

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

Please read this Supplement carefully and retain it for future reference.

PART C

OTHER INFORMATION

Item 32.         Exhibits

Exhibit No:		Description

(a)		Board of Directors Resolution
	(i)	Any form of Form N-3 Exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 1, 1994 to Transamerica Partners Variable Funds Registration Statement filed on Form N-4, Registration No. 33-73734 under the Securities Act of 1933, is incorporated herein by reference. (P)

(b)		Bylaws
	(i)	Any form of Form N-3 Exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 1, 1994 to Transamerica Partners Variable Funds Registration Statement filed on Form N-4, Registration No. 33-73734 under the Securities Act of 1933, is incorporated herein by reference. (P)

(c)		Custodian Agreements. Not applicable

(d)		Investment Advisory Contracts
	(i)	Investment Advisory Agreement between Transamerica Asset Allocation Variable Funds and Transamerica Asset Management, Inc. (1)
Investment Advisory Agreement between Transamerica Asset Allocation Variable Funds and Transamerica Asset Management, Inc, dated January 23, 2014.(3)

(e)		Underwriting Contracts
	(i)	Underwriting Agreement with Transamerica Capital, Inc. (2)

(f)		Contracts
	(i)	Any form of Form N-3 Exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 1, 1994 to Transamerica Partners Variable Funds Registration Statement filed on Form N-4, Registration No. 33-73734 under the Securities Act of 1933, is incorporated herein by reference. (P)

(g)		Applications
	(i)	Any form of Form N-3 Exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 1, 1994 to Transamerica Partners Variable Funds Registration Statement filed on Form N-4, Registration No. 33-73734 under the Securities Act of 1933, is incorporated herein by reference. (P)

(h)		Insurance Company’s Certificate of Incorporation and By-laws
	(i)	Any form of Form N-3 Exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 1, 1994 to Transamerica Partners Variable Funds Registration Statement filed on Form N-4, Registration No. 33-73734 under the Securities Act of 1933, is incorporated herein by reference. (P))

(i)		Reinsurance Contracts. Not applicable

(j)		Profit Sharing Contracts for the Benefit of the Board of Managers or Officers of Registrant
	(i)	Any form of Form N-3 Exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 1, 1994 to Transamerica Partners Variable Funds Registration Statement filed on Form N-4, Registration No. 33-73734 under the Securities Act of 1933, is incorporated herein by reference. (P))

(k)		Administrative Contracts.
	(i)	Any form of Form N-3 Exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 1, 1994 to Transamerica Partners Variable Funds Registration Statement filed on Form N-4, Registration No. 33-73734 under the Securities Act of 1933, is incorporated herein by reference. (P)

(l)		Other Material Contracts. Not applicable.

(m)		Legal Opinion
	(i)	Opinion and Consent of Counsel. Filed Herewith.

(n)		Other Opinions
	(i)	Consent of Independent Registered Public Accounting Firm. Filed Herewith.

(o)		Omitted Financial Statements. Not applicable

(p)		Initial Capital Agreements. Not applicable

(q)		Code of Ethics (1)

(r)		Form of Initial Summary Prospectuses. Not applicable.

(s)		Powers of Attorney. Filed Herewith

Notes
	(1)	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-3, as filed with the U.S. Securities and Exchange Commission on February 28, 2003.
	(2)	Incorporated herein by reference to the Post-Effective Amendment No. 30 to Form N-4 (File No. 33-73734) filed on February 28, 2008.
	(3)	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-3, as filed with the U.S. Securities and Exchange Commission April 29, 2021

Item 33. Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Jamie Ohl 1801 California St. Suite 5200 Denver, CO 80202	President and Chief Executive Officer, Individual Solutions Division
Bonnie T. Gerst 6400 C Street SW Cedar Rapids, IA 52499	Director and Chairman of the Board
Christopher S. Fleming 100 Light Street Baltimore, MD 21202	Director and Chief Operating Officer, Individual Solutions
Gregory E. Miller-Breetz 100 Light Street Baltimore, MD 21202	Director and Secretary and Senior Vice President
Matt Kepler 100 Light Street Baltimore, MD 21202	Chief Financial Officer, Executive Vice President and Treasurer
Zachary Harris 6400 C Street SW Cedar Rapids, IA 52499	Director, Chief Operating Officer, Workplace Solutions Division
Wendy E. Cooper 245 East 93 Street New York, NY 10128	Director
Anne C. Kronenberg 187 Guard Hill Road Bedford Corner, NY 10549	Director
June Yuson 245 East 93rd Street New York, NY 10128	Director

Item 34. Persons Controlled by or under Common Control with the Depositor or Registrant.

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/Investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.
AEGON AM Private Equity Partners I, LLC	Delaware	Sole Member: AEGON USA Investment Management, LLC	Investments
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community

Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 55, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 56, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 59, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

As of 6/30/2022	Page 1

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Community Investments 60, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 61, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 62, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 63, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 64, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 65, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 66, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 67, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Life Insurance Company owns 73.548%; Commonwealth General Corporation owns 26.452%	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Energy Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

As of 6/30/2022	Page 2

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 50, LLC	Delaware	Members: Members: Managing Member - Aegon Community Investments 50, LLC (0%); Aegon LIHTC Fund 63, LLC (51.0049%); non- affiliate of AEGON, Citibank, N.A. (48.9951%)	Investments
Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member - Aegon Community Investments 52, LLC

(0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank

(7.58%); Ally Bank (11.35%); US Bank

(7.58%); Bank of the West (7.46%)

Investments
Aegon LIHTC Fund 54, LLC	Delaware	Non-Member Manager Aegon Community Investments 54, LLC (0%); Members: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 55, LLC	Delaware

Members: Managing Member - Aegon Community Investments 55, LLC

(.01%); Transamerica Life Insurance Company (2.82%); non-affiliates of AEGON, Bank of Hope (14.26%);

CMFG Life Insurance Company

(9.72%); Citibank, N.A. (21.69%); ZB

National Association (1.81%); Ally Bank (8.21%); U.S. Bancorp Community Development Corporation (22.10%);

Lake City Bank (1.47%); The Guardian Life Insurance Company of America (10.45%); Minnesota Life Insurance Company (7.46%)

Investments
Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member - Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as Investor Member (99.99%)	Investments

As of 6/30/2022	Page 3

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 58, LLC	Delaware

Members: Managing Member - Aegon Community Investments 58, LLC

(0.01%); Transamerica Life Insurance Company (12%); non-affiliates of

AEGON, Allstate Insurance Company (24%); Ally Bank (17%); CMFG Life

Insurance Company (8.05%);

Santander Bank, N.A. (22.25%); U.S. Bancorp Community Development Corporation (19.47%); Zions

Bancorporation, N.A. (6.35%)

Investments
Aegon LIHTC Fund 60, LLC	Delaware	Non-Member Manager Aegon Community Investments 60, LLC (0%); Member: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 61, LLC	Delaware	Non-Member Manager Aegon Community Investments 61, LLC (0%); Members: non-affiliate of Aegon, HSBC Bank, N.A. (100%)\	Investments
Aegon LIHTC Fund 62, LLC	Delaware

Non-Member Manager: Aegon

Community Investments 62, LLC

(.01%); non-affiliates of AEGON, Ally Bank (10.11%); Allstate (20.48%); Bank

of the West (6.57%); Farm Bureau Property & Casualty (6.74%);

Minnesota Life Insurance Company (6.74%); Santander Bank, N.A.

(5.39%); State Street Bank and Trust Company (34.22%); U.S. Bancorp Community Development Corporation (6.57%); Zions Bancorporation, N.A. (3.17%)

Investments
Aegon LIHTC Fund 63, LLC	Delaware	Non-Member Manager: Aegon Community Investments 63, LLC (0%); non-affiliate of AEGON, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 64, LLC	Delaware	Sole Member: Aegon Community Investments 64, LLC	Investments
Aegon LIHTC Fund 65, LLC	Delaware	Members: Aegon Community Investments 65, LLC, Managing Member (.01%) and non-affiliate of AEGON, Bank of America, N.A., Investor Member (99.99%)	Investments
Aegon LIHTC Fund 66, LLC	Delaware	Members: Aegon Community Investments 66, LLC (.01%); non- affiliates of AEGON, Bank of the West (49.995%) and Cedar Rapids Bank & Trust (49.995%)	Investments

As of 6/30/2022	Page 4

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 67, LLC	Delaware	Non-Member Manager: Aegon Community Investments 67, LLC; Member: non-affiliate of AEGON: FNBC Leasing Corp (100%)	Investments
Aegon Loan Opportunitities Partners, LLC	Delaware	Sole Member: AEGON USA Investment Management, LLC	Investments
Aegon Loan Opportunitities Fund I, LP	Delaware	Sole Member: AEGON USA Investment Management, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Sole Member: Tramsamerica Life Insurance Company	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
Aegon Multi-Family Equity Fund, LLC	Delaware	Members: Transamerica Life Insurance Company (20%); Transamerica Financial Life Insurance Company (5%); non-affiliate of AEGON: Landmark Real Estate Partners VIII, L.P. (72.1591%)	Investments
Aegon Opportunity Zone Fund Joint Venture 1, LLC	Delaware	Sole Member: Aegon OZF Investments 1, LLC	Investments
Aegon OZF Investments 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon Upstream Energy Fund, LLC	Delaware	Sole Member: AEGON Energy Management, LLC	Investments
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Aegon Workforce Housing Boynton Place REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LP	Holding company
Aegon Workforce Housing Fund 2 Holding Company B, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LLC	Holding company
Aegon Workforce Housing Fund 2 Holding Company C, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2 Holding Company, LLC	Holding Company

As of 6/30/2022	Page 5

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Workforce Housing Fund 2, LP	Delaware	General Partner is AWHF2 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (80%) and Transamerica Financial Life Insurance Company (20%)	Investments
Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 3, LP	Holding company
Aegon Workforce Housing Fund 3,LP	Delaware	General Partner is AWHF3 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (90%) and Transamerica Financial Life Insurance Company (10%)	Investments
Aegon Workforce Housing JV 4A, LLC	Delaware

Members: Aegon Workforce Housing

Fund 2 Holding Company, LLC

(44.5%); non-affiliates of AEGON: Strategic Partners Real Estate VII Investments, L.P. (27.75%), Landmark

Real Estate Partners VIII, L.P. (26.6988578%), NCL Investments II,

L.P. (1.05111422%)

Investments
Aegon Workforce Housing JV 4B, LLC	Delaware

Members: Aegon Workforce Housing

Fund 2 Holding Company, LLC (25%); non-affiliates of AEGON: Strategic

Partners Real Estate VII Investments,

L.P. (37.5%), Landmark Real Estate Partners VIII, L.P. (36.0795375%), NCL Investments II, L.P. (1.4204625%)

Investments
Aegon Workforce Housing JV 4C, LLC	Delaware

Members: Aegon Workforce Housing

Fund 2 Holding Company, LLC (10%); non-affiliates of AEGON: Strategic

Partners Real Estate VII Investments,

L.P. (45%), Landmark Real Estate

Partners VIII, L.P. (43.295445%), NCL Investments II, L.P. (1.704555%)

Investments
Aegon Workforce Housing Park at Via Rosa REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Separate Account 1, LLC	Delaware

Members: Transamerica Life

Insurance Company (20.08%); Transamerica Financial Life Insurance Company (4.170%); non-affiliates of AEGON: Lake Tahoe IV, L.P.

(23.860%); Townsend RE Global

Special Solutions, L.P. (10.230%); Townsend Real Estate Alpha Fund III,

L.P. (40.910%). Member Manager: AWHSA Manager 1, LLC.

Multifamily private equity structure with third- party Investor
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

As of 6/30/2022	Page 6

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% Member; Cupples State LIHTC Investors, LLC - 1% Member; TAH Pentagon Funds, LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing

As of 6/30/2022	Page 7

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing
APOP III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non- affiliate of AEGON (1.64%)	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AWHF2 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHF2 Subsidiary Holding Company C, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2 Holding Company C, LLC	Holding Company
AWHF3 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHJV4 Manager, LLC	Delaware	Member: AEGON USA Realty Advisors, LLC	Investments
AWHSA Manager 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Multifamily private equity structure with third- party Investor
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- Barfield, LLC (50%)	Investments
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments in low income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments

As of 6/30/2022	Page 8

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
FSBA AAM Strategic Fund I, LP	Delaware	Sole Member: Aegon AM Private Equity Parnters I, LLC	Investments
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

As of 6/30/2022	Page 9

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

As of 6/30/2022	Page 10

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset Manager: non-affiliate of AEGON, Solar TC Corp. (100%) Investor Member	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

As of 6/30/2022	Page 11

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Members: Managing Member, Garnet Community Investments XII (.01%), Garnet LIHTC Fund XII-A, LLC (79.9%); Garnet LIHTC Fund XII-B (13.30%), Garnet LIHTC Fund XII-C (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%) and Transamerica Life Insurance Company (.01%).	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Managing Member, Garnet Community Investments .01%; Garnet LIHTC Fund XIII-A (68.10%); Garnet LIHTC Fund XIII-B (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Members: Garnet Community Investments, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Member: Transamerica Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

As of 6/30/2022	Page 12

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member — Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (99.99%); Transamerica Life insurance Company (.01%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community

Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New

York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non- affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

As of 6/30/2022	Page 13

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance

Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non- affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non- affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non- affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non- affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non- affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: Garnet Community Investments XXXIV, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non- affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

As of 6/30/2022	Page 14

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as Managing Member; JPM Capital Corporation, a non-AEGON affiliate (99%) as Investor Member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); Transamerica Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non- Member Manager; non-affiliate of A EGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC a Managing Member (1%); non-AEGON affiliate, FNBC Leasing Corporation as Investor Member (99%)	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC (.01%); non- AEGON affiliate, Partner Reinsurance Company of the U.S. (99.99%)	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life

Insurance Company (9.990%) and

Garnet Community Investments XLI,

LLC (.01% Managing Member); non- AEGON affiliates : BBCN Bank (1.2499%), East West Bank

(12.4988%), Opus Bank (12.4988%),

Standard Insurance Company

(24.9975%), Mutual of Omaha

(12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) Managing Member; non-affiliates of AEGON: Community Trust Bank (83.33%) Investor Member; Metropolitan Bank (16.66%) Investor Member.	Investments
Garnet LIHTC Fund XLIV—A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments

As of 6/30/2022	Page 15

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) Managing Member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) Investor Member	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community

Investments XLVII, LLC (1%) Managing Member; Transamerica Life Insurance Company (14%) Investor Member; non- affiliate of AEGON: Citibank, N.A.

(49%) Investor Member; New York Life Insurance Company (20.5%) Investor Member and New York Life Insurance

and Annuity Corporation (15.5%)

Investor Member

Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (75.18%) and

Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)

Investments
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California	Partners: Garnet Community Investments, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Affordable housing
Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments

As of 6/30/2022	Page 16

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIHTC Fund 56, LLC	Delaware	Members: Managing Member - Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments
LIHTC Fund 59, LLC	Delaware	Members: Non-Member Manager Aegon Community Investments 59, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (99.99%); Dominium Taxable Fund II, LLC (0.01%)	Investments
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Money Services, Inc.	Delaware	100% AUSA Holding, LLC

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer- related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
Natural Resources Alternatives Portfolio I, LLC	Delaware	Members: Transamerica Life Insurance Company (96%)~~;~~  Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC	Investment vehicle - to invest in Natural Resources
Natural Resources Alternatives Portfolio II, LLC	Delaware	Members: Transamerica Life Insurance Company (95%); Transamerica Financial Life Insurance Company (5%)	Investment vehicle
Natural Resources Alternatives Portfolio 3, LLC	Delaware	Members: Transamerica Life Insurance Company (90%); Transamerica Financial Life Insurance Company (10%)	Investment vehicle

As of 6/30/2022	Page 17

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Nomagon Title Grandparent, LLC	Delaware	Sole member is AEGON USA Asset Management Holding, LLC; AEGON USA Realty Advisors, LLC is the non- member manager of this entity	Investment vehicle
Nomagon Title Holding 1, LLC	Delaware	Sole member is Nomagon Title Parent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Nomagon Title Parent, LLC	Delaware	Sole member is Nomagon Title Grandparent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- MITBK, LLC (50%)	Investmetns
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Marketing non-insurance products
Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Member: Transamerica Life Insurance Company. Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (90.6%).	Real estate alternatives investment

As of 6/30/2022	Page 18

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
TA Private Equity Assets, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments (private equity)
TA-APOP I, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Private equity vehicle
TA-APOP I-A, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments (private equity)
TA-APOP II, LLC	Delaware	Members: Transamerica Life Insurance Company (56%); Transamerica Financial Life Insurance Company (44%)	Private equity vehicle
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
TAG Resources, LLC	Tennessee	Sole Member: AUSA Holding, LLC	Retirement services
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

As of 6/30/2022	Page 19

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
THH Acquisitions, LLC	Iowa	Sole Member - Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company
Transamerica Corporation	Delaware	100% AEGON International B.V.	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

As of 6/30/2022	Page 20

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Ventures Fund II, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
ULI Funding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding Company
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

As of 6/30/2022	Page 21

ITEM 34 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, LLC	Iowa	Sole Member: AUSA Holding, LLC	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non- AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life

Insurance Company (69.15%); Transamerica Financial Life Insurance Company (16.58%); Transamerica

Pacific Insurance Company, Ltd.

(14.27%). Manager: AEGON USA

Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

As of 6/30/2022	Page 22

Item 35.	Indemnification

Any person made a party to any action, suit, or proceeding by reason of the fact that he, his testator or intestate, is or was a director, officer, or employee of the Company or of any Company which he served as such at the request of the Company, shall be indemnified by the Company against the reasonable expenses, including attorney’s fees, actually and necessarily incurred by him in connection with the defense of such action, suit or proceeding, or in connection with appeal therein, except in relation to matters as to which it shall be adjudged in such action, suit or proceeding that such officer, Director, or employee is liable for negligence or misconduct in the performance of his duties. The Company may also reimburse to any Director, officer, or employee the reasonable costs of settlement of any such action, suit, or proceeding, if it shall be found by a majority of a committee composed of the Directors not involved in the matter in controversy (whether or not a quorum) that it was in the interest of the Company that such settlement be made and that such Director, officer or employee was not guilty of negligence or misconduct. The amount to be paid by way of indemnity shall be determined and paid, in each instance, pursuant to action of the Board of Directors, and the stockholders shall be given notice thereof in accordance with applicable provisions of law. Such right of indemnification shall not be deemed exclusive of any other rights to which such Director, officer, or employee may be entitled.

Item 36. Business and Other Connections of Investment Adviser

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Transamerica Asset Management, Inc. (“TAM”) 1801 California Street, Suite 5200 Denver, CO 80202	Investment Adviser to Registrant

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Marijn Smit	President, Chairman of the Board, Chief Executive Officer and Director

Joshua Durham	Chief Operating Officer, Director and Senior Vice President

Thomas R. Wald	Chief Investment Officer, Senior Vice President and Director

Dennis P. Gallagher	Chief Legal Officer and Assistant Secretary

Michael Madden	Chief Accounting Officer and Treasurer

Francine Rosenberger	Chief Compliance Officer

Jamie Treacy	Controller

Gregory E. Miller-Breetz	Secretary

Eddie J Arias	Senior Vice President

Christopher A. Staples	Senior Vice President

Vincent J. Toner	Vice President

Item 37.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A, Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II, Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, and Transamerica Asset Allocation Variable Funds.

Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Mark Halloran	(3)	Director, Chairman of the Board, Chief Executive Officer and President

Doug Hellerman	(3)	Director, Chief Compliance Officer and Vice President

Timothy Ackerman	(3)	Director and Vice President

Jennifer Pearce	(3)	Director and Vice President

Gregory E. Miller-Breetz	(1)	Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	6400 C Street S.W., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(b)    Refer to Prospectus, “Charges” and Part B, Statement of Additional Information, “Sale of Contracts/Principal Underwriter” for information regarding compensation.

Item 38. Location	of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are primarily maintained by (a) Transamerica Financial Life Insurance Company, in whole or in part, at its principal offices at 440 Mamaroneck Avenue, Harrison, NY 10528, (b) by State Street Bank & Trust Company, in whole or in part, at its principal offices at 200 Clarendon Street, Boston, MA 02116, and (c) by Transamerica Asset Management, Inc., in whole or in part, at its principal offices at 1801 California Street, Suite 5200, Denver, CO 80202.

Item 39.                             Management Services.

Not applicable

Item 40.                             Fee Representation

The Depositor hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-3 to be signed on its behalf, by the undersigned thereto duly authorized, in the City of Denver and State of Colorado, on December 6, 2022.

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
(Depositor)

By:	* /s/Jamie Ohl
Jamie Ohl
President

Pursuant to the requirement of the Securities Act of 1933 this Registration Statement has been signed below by the following persons in the capacities indicated on December 6, 2022.

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS:

/s/ Marijn P. Smit	Trustee, President and Chief	December 6, 2022
Marijn P. Smit	Executive Officer

/s/ Sandra N. Bane	Trustee	December 6, 2022
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	December 6, 2022
Leo J. Hill*

/s/ Kathleen T. Ives	Trustee	December 6, 2022
Kathleen T. Ives*

/s/ Lauriann C. Kloppenburg	Trustee	December 6, 2022
Lauriann C. Kloppenburg*

/s/ Fredric A. Nelson III	Trustee	December 6, 2022
Fredric A. Nelson III*

/s/ John E. Pelletier	Trustee	December 6, 2022
John E. Pelletier*

/s/ Patricia L. Sawyer	Trustee	December 6, 2022
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	December 6, 2022
John W. Waechter*

/s/ Alan F. Warrick	Trustee	December 6, 2022
Alan F. Warrick*

/s/ Vincent J. Toner	Vice President, Treasurer, Principal	December 6, 2022

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Vincent J. Toner	Financial Officer and Principal Accounting Officer

*By: /s/ Dennis P. Gallagher	Chief Legal Officer and Secretary	December 6, 2022
Dennis P. Gallagher **

**Attorney-in-fact pursuant to power of attorney filed previously.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and State of Colorado, on December 6, 2022.

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
Registrant

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY Depositor

Jamie Ohl *
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on December 6, 2022.

Signatures	Title

* Jamie Ohl	President and Chief Executive Officer (principal executive officer)

* Bonnie T. Gerst	Director and Chairman of the Board (principal accounting officer)

* Christopher S. Fleming	Director and Chief Operating Officer, Individual Solutions Division

* Gregory E. Miller-Breetz	Director and Secretary

* Matt Kepler	Chief Financial Officer, Executive Vice President and Treasurer (principal financial officer)

* Zachary Harris	Director, Chief Operating Officer, Workplace Solutions Division

* Wendy E. Cooper	Director

* Anne C. Kronenberg	Director

* June Yuson	Director

/s/Brian Stallworth Brian Stallworth	Assistant Secretary

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

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